Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Semiconductors Portfolio
May 31, 2022
ELE-NPRT1-0722
1.802167.118
Common Stocks - 97.1%
	Shares	Value ($)
Electrical Equipment - 0.1%
Electrical Components & Equipment - 0.1%
Array Technologies, Inc. (a)	983,600	10,898,288
Electronic Equipment & Components - 1.7%
Electronic Equipment & Instruments - 0.1%
Aeva Technologies, Inc. (a)(b)	1,097,800	3,567,850
Electronic Manufacturing Services - 1.6%
Flex Ltd. (a)	1,850,000	31,579,500
Jabil, Inc.	1,435,858	88,333,984
		119,913,484
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		123,481,334
Semiconductors & Semiconductor Equipment - 92.6%
Semiconductor Equipment - 9.5%
Applied Materials, Inc.	243,600	28,571,844
KLA Corp.	210,113	76,659,728
Lam Research Corp.	385,273	200,353,518
Nova Ltd. (a)(b)	1,038,428	110,301,822
Teradyne, Inc.	2,605,522	284,679,334
		700,566,246
Semiconductors - 83.1%
Advanced Micro Devices, Inc. (a)	3,553,718	361,981,715
Allegro MicroSystems LLC (a)	2,347,000	60,435,250
Alpha & Omega Semiconductor Ltd. (a)(b)	579,796	25,470,438
Analog Devices, Inc.	1,881,838	316,901,519
ASE Technology Holding Co. Ltd. ADR	1,396,600	9,985,690
Broadcom, Inc.	550,950	319,622,624
Cirrus Logic, Inc. (a)(b)	1,347,879	109,906,054
Diodes, Inc. (a)	809,700	62,354,997
GlobalFoundries, Inc. (b)	5,182,393	309,337,038
Intel Corp.	924,542	41,068,156
MACOM Technology Solutions Holdings, Inc. (a)	1,691,900	92,225,469
Marvell Technology, Inc.	11,458,077	677,745,255
MaxLinear, Inc. Class A (a)	1,524,331	60,348,264
Microchip Technology, Inc.	4,980,598	361,840,445
Monolithic Power Systems, Inc.	148,600	66,927,954
NVIDIA Corp.	8,423,468	1,572,829,944
NXP Semiconductors NV	3,852,588	731,067,099
onsemi (a)	7,018,309	425,870,990
Qualcomm, Inc.	953,688	136,587,195
Skyworks Solutions, Inc.	132,800	14,457,936
SMART Global Holdings, Inc. (a)(b)	900,200	22,189,930
Synaptics, Inc. (a)	306,664	45,423,072
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,967,200	187,474,160
Texas Instruments, Inc.	446,735	78,964,879
Wolfspeed, Inc. (a)(b)	407,200	30,633,656
		6,121,649,729
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		6,822,215,975
Software - 2.7%
Application Software - 2.7%
Cadence Design Systems, Inc. (a)	1,280,100	196,789,773
Technology Hardware, Storage & Peripherals - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
IonQ, Inc. (a)(c)	155,600	894,700
TOTAL COMMON STOCKS (Cost $4,715,891,075)		7,154,280,070

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
Electronic Equipment & Components - 0.0%
Electronic Components - 0.0%
Menlo Micro, Inc. Series C (c)(d)	739,500	778,324
Metals & Mining - 0.1%
Precious Metals & Minerals - 0.1%
Diamond Foundry, Inc. Series C (a)(c)(d)	189,999	5,432,071
Semiconductors & Semiconductor Equipment - 0.4%
Semiconductor Equipment - 0.2%
Astera Labs, Inc.:
Series A (c)(d)	269,049	2,736,094
Series B (c)(d)	45,810	465,865
Series C (c)(d)	185,800	1,889,493
Series D (c)(d)	1,092,759	11,112,813
		16,204,265
Semiconductors - 0.2%
Alif Semiconductor Series C (c)(d)	444,283	9,018,296
GaN Systems, Inc.:
Series F1 (c)(d)	496,628	3,332,374
Series F2 (c)(d)	262,241	1,759,637
SiMa.ai:
Series B (c)(d)	309,900	2,197,470
Series B1 (c)(d)	20,760	147,207
		16,454,984
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		32,659,249
Software - 0.0%
Systems Software - 0.0%
Tenstorrent, Inc. Series C1 (a)(c)(d)	8,800	495,264
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $38,192,468)		39,364,908

Preferred Securities - 0.2%
	Principal Amount (e)	Value ($)
Semiconductors & Semiconductor Equipment - 0.2%
Semiconductors - 0.2%
GaN Systems, Inc. 0% (c)(d)(f)	11,640,267	11,640,267
Software - 0.0%
Systems Software - 0.0%
Tenstorrent, Inc. 0% (c)(d)(f)	490,000	490,000
TOTAL PREFERRED SECURITIES (Cost $12,130,267)		12,130,267

Money Market Funds - 6.2%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (g)	100,322,828	100,342,893
Fidelity Securities Lending Cash Central Fund 0.82% (g)(h)	352,435,115	352,470,358
TOTAL MONEY MARKET FUNDS (Cost $452,813,251)		452,813,251

TOTAL INVESTMENT IN SECURITIES - 104.0% (Cost $5,219,027,061)	7,658,588,496
NET OTHER ASSETS (LIABILITIES) - (4.0)%	(293,413,419)
NET ASSETS - 100.0%	7,365,175,077

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $52,389,875 or 0.7% of net assets.

(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Alif Semiconductor Series C	3/08/22	9,018,296
Astera Labs, Inc. Series A	5/17/22	2,736,094
Astera Labs, Inc. Series B	5/17/22	465,865
Astera Labs, Inc. Series C	8/24/21	624,622
Astera Labs, Inc. Series D	5/17/22 - 5/27/22	11,112,812
Diamond Foundry, Inc. Series C	3/15/21	4,559,976
GaN Systems, Inc. Series F1	11/30/21	4,211,405
GaN Systems, Inc. Series F2	11/30/21	2,223,804
GaN Systems, Inc. 0%	11/30/21	11,640,267
IonQ, Inc.	3/07/21	1,556,000
Menlo Micro, Inc. Series C	2/09/22	980,207
SiMa.ai Series B	5/10/21	1,588,981
SiMa.ai Series B1	4/25/22	147,207
Tenstorrent, Inc. Series C1	4/23/21	523,198
Tenstorrent, Inc. 0%	4/23/21	490,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	56,307,633	366,085,807	322,050,547	43,314	-	-	100,342,893	0.2%
Fidelity Securities Lending Cash Central Fund 0.82%	109,291,689	622,005,191	378,826,522	306,233	-	-	352,470,358	0.9%
Total	165,599,322	988,090,998	700,877,069	349,547	-	-	452,813,251

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.